Net Loss Per Share Attributable to Common Stockholders - Summary of Computation of Basic and Diluted Net Loss Per Share (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended						9 Months Ended		12 Months Ended
	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Numerator:
Net loss	$ (22,485)	$ (55,314)	$ (23,934)	$ (24,682)	$ (25,936)	$ (25,835)	$ (101,733)	$ (76,453)	$ (101,052)	$ (70,760)
Denominator:
Weighted-average common shares outstanding	57,977,907			58,189,211			58,064,472	58,085,711	58,111,437	35,121,114
Less: weighted-average unvested restricted shares and shares subject to repurchase	(720,666)			(2,983,072)			(1,315,477)	(3,494,118)	(3,237,762)	(6,201,859)
Weighted-average shares used to compute basic net loss per share attributable to common stockholders	57,257,241			55,206,139			56,748,995	54,591,593	54,873,675	28,919,255
Weighted-average shares used to compute diluted net loss per share attributable to common stockholders	57,257,241			55,206,139			56,748,995	54,591,593	54,873,675	28,919,255
Net loss per share attributable to common stockholders-basic	$ (0.39)			$ (0.45)			$ (1.79)	$ (1.4)	$ (1.84)	$ (2.45)
Net loss per share attributable to common stockholders-diluted	$ (0.39)			$ (0.45)			$ (1.79)	$ (1.4)	$ (1.84)	$ (2.45)